                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            Delaware U.S. Growth Fund

                           Class A * Class B * Class C

                                   Prospectus
                                February 1, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profile                                                      page
Delaware U.S. Growth Fund

How we manage the Fund                                            page
Our investment strategies
The risks of investing in the Fund

Who manages the Fund                                              page
Investment manager and sub-adviser
Portfolio managers
Fund administration (Who's who)

About your account                                                page

Investing in the Fund
    Choosing a share class
    How to reduce your sales charge
    How to buy shares
    Retirement plans
    How to redeem shares
    Account minimums
    Special services


Dividends, distributions and taxes

Certain management considerations                                  page

Financial highlights                                               page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?

Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Although the Fund will strive to achieve its investment goal, there is no assurance that it will.


What are the Fund's main investment strategies?

We invest primarily in common stocks. Our goal is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Fund's selection decisions. We may also invest up to 35% of the Fund's assets in debt securities, bonds and convertible bonds.


What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries . Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to page
___.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund

o Investors with long-term financial goals.
o Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund

o Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors whose primary goal is to receive current income.

How has  Delaware U.S. Growth Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for one-year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the caps. There is no longer a voluntary expense cap in place for this Fund.


[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (CLASS A)

Year-by-year total return (Class A)


1999                       40.34%
1998                       29.57%
1997                       30.93%
1996                       19.56%
1995                       23.94%
1994                       -3.39%

During the periods illustrated in this bar chart, the Fund's highest quarterly return was 30.56% for the quarter ended December 31, 1999 and its lowest quarterly return was - 14.21% for the quarter ended September 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown on page ___ do include the sales charge.


                                                                Average annual returns for periods ending 12/31/99

----------------------------------------------------------------------------------------------------------
CLASS             A                      B                      C                       S&P 500
                                         (if redeemed)*         (if redeemed)*         Composite Stock
                  (Inception 12/3/93)    (Inception 3/29/94)    (Inception 5/23/94)    Price Index
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
1 year            32.26%                 34.36%                 38.37%                 21.03%
----------------------------------------------------------------------------------------------------------
5 years           27.17%                 27.60%                 27.85%                 28.54%
----------------------------------------------------------------------------------------------------------
Lifetime**        21.24%                 22.90%                 24.63%                 23.54%
----------------------------------------------------------------------------------------------------------

 The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

* If shares were not redeemed, the returns for Class B would be 39.36%, 27.75% and 22.96% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 39.37% and 24.63% for the one-year, five-year and lifetime periods, respectively.

** S&P 500 returns are for Class A lifetime. S&P 500 returns for Class B and Class C lifetimes were 25.52% and 25.69%, respectively. Maximum sales charges are included in the Fund returns above.

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

----------------------------------------------------------------------------------------
CLASS                                                      A           B        C
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as         5.75%       none       none
a percentage of offering price
----------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load) as a      none(1)      5%(2)      1%(3)
percentage of original purchase price or redemption
price, whichever is lower
----------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested         none       none       none
dividends
----------------------------------------------------------------------------------------
Redemption fees                                           none       none       none
----------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Fund's assets.

----------------------------------------------------------------------------------------
CLASS                                                        A           B        C
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Management fees(4)                                          0.65%      0.65%     0.65%
----------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                       0.30%(5)   1.00%     1.00%
----------------------------------------------------------------------------------------
Other expenses                                              0.90%      0.90%     0.90%
----------------------------------------------------------------------------------------
Total operating expenses                                    1.85%      2.55%     2.55%
----------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

----------------------------------------------------------------------------------------
CLASS(7)          A             B            B                  C          C
                                            (if redeemed)                 (if redeemed)
----------------------------------------------------------------------------------------
1 year               $752         $258               $758         $258              $358
----------------------------------------------------------------------------------------
3 years            $1,123         $793             $1,093         $793              $793
----------------------------------------------------------------------------------------
5 years            $1,518       $1,355             $1,555       $1,355            $1,355
----------------------------------------------------------------------------------------
10 years           $2,619       $2,714             $2,714       $2,885            $2,885
----------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective on April 1, 1999.
(5) The Board of Trustees set the 12b-1 plan expenses for the Fund's Class A shares at 0.30%. Expenses under the plan will not be more than 0.35%.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.


Delaware U.S. Growth Fund seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium- sized and large and companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

/ /  low dividend yields;
/ /  strong balance sheets; and
/ /  high expected earnings growth rates relative to their industry.


There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

/ /  management changes;
/ /  new products;
/ / structural changes in the economy; or / / corporate restructurings and turnaround situations.


We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.


Delaware U.S. Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

----------------------------------------------------------------------------------------------------------------------------------
        Securities                                                              How we use them
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware U.S. Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of      Generally, we invest 85% to 100% of the Fund's net assets in common
ownership in a corporation. Stockholders participate    stock of companies that we think have appreciation potential. We may
in the corporation's profits and losses,                invest in companies of all sizes, but typically focus on medium and
proportionate to the number of shares they own.         large-size companies.
----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary Receipts:    The Fund may invest up to 20% of its assets in securities of foreign
Securities of foreign entities issued directly or,      issuers. Such foreign securities may be traded on a foreign exchange, or
in the case of American Depositary Receipts (ADRs),     they may be in the form of American Depositary Receipts (ADRs). Direct
through a U.S. bank. ADRs  represent  a bank's          ownership of foreign securities will typically not be a significant part
holding of a stated number of shares of a               of our strategy.  We may, however own ADRs when we think they offer
foreign corporation. An ADR entitles the holder to      greater appreciation potential than domestic stocks.
all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold
in the same way as U.S. securities.
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer,    Typically, we use repurchase agreements as a short-term investment for
such as  the Fund, and a seller of securities in        the Fund's cash position. In order to enter into these repurchase
which the seller agrees to buy the securities back      agreements, the Fund must have collateral of at least 102% of the
within a specified time at the same price the buyer     repurchase price. The Fund would only enter into repurchase agreements
paid for them, plus an amount equal to an agreed upon   in which the collateral is composed of U.S. government securities.
interest rate. Repurchase agreements are often viewed
as equivalent to cash.
----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities      We may invest in privately placed securities that are eligible for resale
whose resale is restricted under securities law.        only among certain institutional buyers without registration, including
                                                        Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a      We may invest up to 10% of net assets in illiquid securities.
ready market, and cannot be easily sold within
seven days at approximately the price that a fund
has valued them.
----------------------------------------------------------------------------------------------------------------------------------
Fixed-income securities: Securities that may include    We may invest up to 35% of the Fund's assets in debt securities, bonds,
debt securities, bonds, convertible bonds, as well      convertible bonds, preferred stocks and convertible preferred stock.
as, non-investment grade fixed-income securities.       We may also invest up to 10% of this portion in non-investment grade bonds if we believe that doing so would help us to meet the Fund's objective.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
        Securities                                                              How we use them
----------------------------------------------------------------------------------------------------------------------------------
                                                                           Delaware U.S. Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Options and Futures: Options represent a right to buy   We might use options or futures to neutralize the effect of any
or sell a security or group of securities at an         anticipated price declines, without selling the security. We might also
agreed upon price at a future date. The purchaser of    use options or futures to gain exposure to a particular market segment
an option may or may not choose to go through with      without purchasing individual securities in that segment particularly if
the transaction.                                        we had excess cash that we wanted to invest quickly.

Writing a covered call option on a security             When writing call options we will only write covered call options - call
obligates the owner of the security to sell it at       options on securities we actually own.
an agreed upon price on an agreed upon date (usually
no more than nine months in the future.) The            Use of these strategies can increase the operating costs of the Fund and
owner of the security receives a  premium payment       can lead to loss of principal.
from the purchaser of the call, but if the security
appreciates to a price greater than the agreed upon
selling price, the fund would lose out on those gains.

Futures contracts are agreements for the purchase or sale of securities at a specified price, on a specified date. Unlike an option, a futures contract must be executed unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
----------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock and U.S. government securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective.


Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund's assets in money market instruments when the manager or sub-adviser determines that market conditions warrant. We may also hold a portion of the Fund's assets in cash for liquidity purposes. To the extent that we do so, the Fund may be unable to meet its investment objective.

The risks of investing in the Fund


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in Delaware U.S. Growth Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                 Risks                                                 How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund

----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a    We maintain a long-term investment approach and focus on stocks we believe can
majority of the securities in a          appreciate over an extended time frame regardless of interim market fluctuations. We do
certain market -- like the stock or      not try to predict overall stock market movements and generally do not trade for
bond market -- will decline in value     short-term purposes.
because of factors such as economic
conditions, future expectations or       We may hold a substantial part of the Fund's assets in cash or cash equivalents as a
investor confidence.                     temporary, defensive strategy.


----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk   We limit the amount of Delaware U.S. Growth Fund's assets invested in any one industry
that the value of securities in a        and in any individual security.
particular industry or the value of an
individual stock or bond will decline
because of changing expectations for
the performance of that industry or
for the individual company issuing the
stock or bond.
----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign    We are permitted to invest up to 20% of the Fund's portfolio in foreign securities.
securities may be adversely affected     When we do purchase foreign securities, they are generally American Depositary Receipts
by political instability, changes in     which are denominated in U.S. dollars and traded on U.S. stock exchanges.
currency exchange rates, foreign
economic conditions or inadequate
regulatory and accounting standards.
----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that   We limit exposure to illiquid securities.
securities cannot be readily sold, if
at all, at approximately the price that
a Fund  has valued them.

---------------------------------------- ------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                 Risks                                                 How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware U.S. Growth Fund

----------------------------------------------------------------------------------------------------------------------------------
Credit risk is the possibility that a    Fixed-income securities are not typically a significant component of our strategy.
bond's issuer (or an entity that         However, when we do invest in fixed-income securities, we will not hold more than 10% of
insures the bond) will be unable to      net assets in high-yield, non-investment grade bonds. This limitation, combined with our
make timely payments of interest and     careful, credit-oriented bond selection and our commitment to hold a diversified
principal. Bonds rated below             selection of high-yield bonds are designed to manage this risk.
investment grade are particularly
subject to this risk.

----------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the          We will not use futures and options for speculative reasons. We may use options and
possibility that a fund may experience   futures to protect gains in the portfolio without actually selling a security. We may
a loss if it employs an options or       also use options and futures to quickly invest excess cash so that the portfolio is
futures strategy related to a security   generally fully invested.
or a market index and that security or
index moves in the opposite direction
from what the manager anticipated.
Futures and options also involve
additional expenses, which could
reduce any benefit or increase any
loss that a fund gains from using the
strategy.

----------------------------------------------------------------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser


The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Lynch & Mayer, Inc. is the Fund's sub-adviser. As sub-adviser, Lynch & Mayer is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee of 0.66% of average daily net assets for the last fiscal year.


Portfolio managers

Frank Houghton and Rufus Winton have primary responsibility for making investment decisions for Delaware U.S. Growth Fund.


Frank Houghton, President and Portfolio Manager, joined Lynch & Mayer in 1990. Prior to joining Lynch & Mayer, Mr. Houghton was Chairman of BMI Capital from 1984 to1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration.


Rufus Winton, Senior Vice President and Equity Analyst, joined Lynch & Mayer in 1993. Prior to joining Lynch & Mayer, Mr. Winton was a Planning Analyst at Northwest Airlines, Inc., Director of Business Development at Postal Automation Inc. and a Manager in Mortgage-Backed Securities Sales at Citicorp Investment Bank. He received a BA in Economics from Connecticut College in 1982 and an MBA from Kellogg Graduate School of Management in 1991, where he was an Amoco Scholar.

[sidebar]
Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS

                                                          Board of Trustees

Investment manager                                            The Fund                    Custodian
Delaware Management Company                                                       The Chase Manhattan Bank
One Commerce Square                                                               4 Chase Metrotech Center
Philadelphia, PA 19103                                                               Brooklyn, NY 11245

Sub-adviser                                 Service agent                                Distributor
Lynch & Mayer, Inc.                 Delaware Service Company, Inc.                Delaware Distributors, L.P.
350 Park Avenue                          1818 Market Street                           1818 Market Street
New York, NY 10022                    Philadelphia, PA  19103                       Philadelphia, PA  19103


Portfolio managers
(see page ___ for details)

                                                          Financial advisers

                                                             Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.


Financial advisers Financial advisers provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.


Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.35% (currently, no more than 0.30%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.


o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances noted in the table below.

Class A  sales charges
------------------------------------------------------------------------------------------------------------------------
    Amount of purchase                Sales charge              Sales charge as % of         Dealer's commission as %
                                          as %                    amount invested                of offering price
                                   of offering price
------------------------------------------------------------------------------------------------------------------------
      Less than $50,000                   5.75%                        6.10%                         5.00%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
         $50,000 but                      4.75%                        4.99%                         4.00%
------------------------------------------------------------------------------------------------------------------------
       under $100,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $100,000 but                      3.75%                        3.90%                         3.00%
------------------------------------------------------------------------------------------------------------------------
       under $250,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $250,000 but                      2.50%                        2.56%                         2.00%
------------------------------------------------------------------------------------------------------------------------
       under $500,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        $500,000 but                      2.00%                        2.04%                         1.60%
------------------------------------------------------------------------------------------------------------------------
      under $1 million
------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.


------------------------------------------------------------------------------------------------------------------------
     Amount of purchase           Sales charge as %         Sales charge as %              Dealer's commission as %
                                  of offering price         of amount invested                of offering price
------------------------------------------------------------------------------------------------------------------------
 $1,000,000 up to $5 million            none                       none                             1.00%
------------------------------------------------------------------------------------------------------------------------
      Next $20 million                  none                       none                             0.50%
      up to $25 million
------------------------------------------------------------------------------------------------------------------------
   Amount over $25 million              none                       none                             0.25%
------------------------------------------------------------------------------------------------------------------------

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.35% (currently no more than 0.30%). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

------------------------------------------------------------------------------------------------------------------------------
         Program            How it works                                                    Share class
                                                                           A                             B                C
------------------------------------------------------------------------------------------------------------------------------
  Letter of Intent            Through a Letter of Intent you                X          Although the Letter of Intent and
                              agree to invest a certain amount                         Rights of Accumulation do not apply to
                              in Delaware  Investments                                 the purchase of Class B and C shares,
                              Funds (except money market funds                         you can combine your purchase of Class
                              with no sales charge) over a                             A shares with your purchase of Class
                              13-month period to qualify for                           B and C shares to fulfill your Letter
                              reduced front-end sales charges.                         of Intent or qualify for Rights of
                                                                                       Accumulation.
------------------------------------------------------------------------------------------------------------------------------
  Rights of Accumulation      You can combine your holdings or              X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with no
                              sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------
  Reinvestment of             Up to 12 months after you redeem       For Class A,        For Class B, your        Not
  redeemed shares             shares, you can reinvest the           you will not        account will be          available.
                              proceeds with no additional sales      have to pay         credited with the
                              charge.                                an additional       contingent
                                                                     front-end           deferred sales
                                                                     sales charge.       charge you
                                                                                         previously paid on
                                                                                         the amount you
                                                                                         are reinvesting.
                                                                                         Your schedule for
                                                                                         contingent
                                                                                         deferred sales
                                                                                         charges and
                                                                                         conversion to
                                                                                         Class A will not
                                                                                         start over again,
                                                                                         it will pick up
                                                                                         from the point
                                                                                         at which you
                                                                                         redeemed your
                                                                                         shares.
------------------------------------------------------------------------------------------------------------------------------
  SIMPLE IRA, SEP IRA,        These investment plans may qualify            X          There is no reduction in sales charges
  SARSEP, Prototype           for reduced sales charges by                             for Class B or Class C shares for group
  Profit Sharing,             combining the purchases of all                           purchases by retirement plans.
  Pension, 401(k),            members of the group. Members of
  SIMPLE 401(k),              these groups may also qualify to
  403(b)(7), and 457          purchase shares without a
  Retirement Plans            front-end sales charge and a
                              waiver of any contingent deferred
                              sales charges.
------------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities , we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans

In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.


[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]
Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.


When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.


If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums


If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans and $500 for Education
IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as social security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by funds of funds
Delaware U.S. Growth Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information for the years ended October 31, 1999, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before October 31, 1996 have been audited by the Fund's previous independent auditors.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Class A Shares
                                                                                                  Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                  1999(3)      1998(3)    1997(3)    1996(4)        1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $11.490       $16.650    $13.820    $12.430     $10.210
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                    (0.161)       (0.062)    (0.060)    (0.090)     (0.090)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                         3.981         1.272      4.250      1.480       2.310
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                        3.820         1.210      4.190      1.390       2.220
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                     none          none       none       none        none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                      none        (6.370)    (1.360)      none        none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                        none        (6.370)    (1.360)      none        none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $15.310       $11.490    $16.650    $13.820     $12.430
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                             33.33%        10.52%     33.18%     11.18%(2)  21.74%(2)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                               $37,771       $14,130     $6,933    $16,118     $13,574
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                                 1.86%         1.49%      1.44%      1.80%       1.85%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                  N/A           N/A        N/A      1.88%       2.18%
          limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                     (1.12%)       (0.52%)    (0.38%)    (0.77%)     (0.88%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior to               N/A           N/A        N/A     (0.85%)     (1.21%)
          expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                         132%        135%       144%       131%         58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method has been applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Class B Shares
                                                                                                Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                1999(3)     1998(3)    1997(3)     1996(4)        1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $10.960    $16.260    $13.610     $12.330     $10.190
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                  (0.253)     (0.140)    (0.160)     (0.170)     (0.140)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                       3.793        1.210      4.170       1.450       2.280
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                      3.540        1.070      4.010       1.280       2.140
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                   none         none       none        none        none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                    none       (6.370)    (1.360)       none        none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                      none       (6.370)    (1.360)       none        none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $14.500      $10.960    $16.260     $13.610     $12.330
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                           32.39%        9.62%     32.30%      10.38%(2)   21.00%(2)

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                             $25,938       $5,418     $1,653       $809        $567
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                               2.56%        2.19%      2.14%      2.48%       2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                N/A          N/A        N/A      2.56%       2.83%
        limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                  ( 1.82%)      (1.22%)    (1.08%)    (1.45%)     (1.57%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior to             N/A          N/A        N/A     (1.53%)     (1.90%)
        expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                     132%         135%       144%       131%         58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method has been applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Class C Shares
                                                                                                Year Ended 10/31
------------------------------------------------------------------------------------------------------------------------------------
 Delaware U.S. Growth Fund                                                  1999(3)      1998(3)    1997(3)    1996(4)       1995
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $11.830      $17.020    $14.180    $12.850    $10.620
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
------------------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                     (0.264)      (0.148)    (0.170)    (0.160)    (0.100)
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments                          4.084        1.328      4.370      1.490      2.330
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                         3.820        1.180      4.200      1.330      2.230
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
     Dividends from net investment income                                      none         none       none       none       none
------------------------------------------------------------------------------------------------------------------------------------
     Distributions from net realized gain on investments                       none       (6.370)    (1.360)       none       none
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                                         none       (6.370)    (1.360)       none       none
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $15.650      $11.830    $17.020    $14.180    $12.850
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total return(1)                                                              32.38%       10.04%     32.26%  10.35%(2)  21.00%(2)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (000 omitted)                                 $6,682       $1,657       $252        $55       $27
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                                  2.56%        2.19%      2.14%      2.48%     2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to expense                   N/A          N/A        N/A      2.56%     2.82%
         limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                      (1.82%)      (1.22%)    (1.08%)    (1.45%)   (1.61%)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets prior                   N/A          N/A        N/A    (1.53%)   (1.93%)
         to expense limitations and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover                                                        132%         135%       144%       131%       58%
------------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(2) Total returns reflect voluntary expense caps.
(3) The average shares outstanding method was applied for per share information.
(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

How to read the financial highlights


Net investment income (loss)
Net investment income includes dividend and interest income earned from a fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


How to use this glossary

 The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Index
The Standard & Poor's 500 Composite Stock Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

U.S. Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

Delaware U.S. Growth Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional
Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.


You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center:
Monday to Friday, 8 a.m. to 8 p.m. Eastern time.

o For fund information; literature; price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800-362-FUND (800-362-3863)


o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.


Registrant's Investment Company Act file number: 811-7972

------------------------------------------------------------------------
Delaware U.S. Growth Fund Symbols                   CUSIP        NASDAQ
------------------------------------------------------------------------
Class A                                         245917505         DUGAX
------------------------------------------------------------------------
Class B                                         245917604         DEUBX
------------------------------------------------------------------------
Class C                                         245917703         DEUCX
------------------------------------------------------------------------


                                                     DELAWARE
                                                    INVESTMENTS
                                                    -----------
                                               Philadelphia * London

P-___ [--] PP 1/00

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

                            Delaware U.S. Growth Fund

                               Institutional Class

                                   Prospectus

                                February 1, 2000

                             Growth of Capital Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of  contents


Fund profile                                         page

Delaware U.S. Growth Fund

How we manage the Fund                               page
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund

Who manages the Fund                                 page

Investment manager and sub-adviser
Portfolio managers

Fund administration (Who's who)

About your account                                   page

Investing in the Fund
      How to buy shares
      How to redeem shares
      Account minimum
      Exchanges

Dividends, distributions and taxes

Certain management considerations

Financial highlights                                 page

Profile: Delaware U.S. Growth Fund

What is the Fund's goal?

Delaware U.S. Growth Fund seeks maximum capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Although the Fund will strive to achieve its investment goal, there is no assurance that it will.

What are the Fund's main investment strategies?

We invest primarily in common stocks. Our goal is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Fund's selection decisions. We may also invest up to 35% of the Fund's assets in debt securities, bonds and convertible bonds.

What are the main risks of investing in the Fund?

Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be particularly affected by declines in stock prices, which tend to fluctuate more than bond prices. Stock prices may be negatively affected by a drop in the stock market or poor performance in specific companies or industries . Stocks of companies with high growth expectations may be more susceptible to price declines if they do not meet those high expectations. For a more complete discussion of risk, please turn to page
___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o  Investors with long-term financial goals.
o  Investors looking for capital growth potential.
o Investors looking for a fund that can be a complement to income-producing or value-oriented investments.

Who should not invest in the Fund o Investors with short-term financial goals.

o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o  Investors whose primary goal is to receive current income.

How has Delaware U.S. Growth Fund performed?

This bar chart can help you evaluate the potential risks of investing in the Fund. We show how returns for the Institutional Class have varied over the past five calendar years, as well as average annual returns for one-year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The Class' returns reflect voluntary expense caps. The returns would be lower without the caps. There is no longer a voluntary expense cap in place for this Fund.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN (Institutional Class)]

Year-by-year total return (Institutional Class)



  1999              40.77%
  1998              29.89%
  1997              31.36%
  1996              19.94%
  1995              24.28%


During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 30.66% for the quarter ended December 31, 1999 and its lowest quarterly return was -14.07% for the quarter ended September 30, 1998.

                              Average annual returns for periods ending 12/31/99

------------------ -------------------- ---------------------
                   Institutional        S&P 500
                   Class                Composite Stock Price
                   (Inception 2/3/94)   Index
------------------ -------------------- -------------------
------------------ -------------------- -------------------
1 year                   40.77%              21.03%
------------------ -------------------- -------------------
5 years                  29.06%              28.54%
------------------ -------------------- -------------------
Lifetime                 22.44%              24.14%
------------------ -------------------- -------------------

The Funds returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the Index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

What are  the Fund's fees and expenses?

You do not pay sales charges directly from your investments when you buy or sell shares of the Institutional Class.

------------------------------------------------------ ----------
Maximum sales charge (load) imposed on purchases as       none
a percentage of offering price
------------------------------------------------------ ----------
Maximum contingent deferred sales charge (load) as a      none
percentage of original purchase price or redemption
price, whichever is lower
------------------------------------------------------ ----------
Maximum sales charge (load) imposed on reinvested         none
dividends
------------------------------------------------------ ----------
Redemption fees                                           none
------------------------------------------------------ ----------
Exchange fees(1)                                          none
------------------------------------------------------ ----------


Annual fund operating expenses are deducted from the Fund's assets.

------------------------------------------------------ ----------
Management fees                                           0.65%
------------------------------------------------------ ----------
Distribution and service (12b-1) fees                     none
------------------------------------------------------ ----------
Other expenses                                            0.90%
------------------------------------------------------ ----------
Total operating expenses                                  1.55%
------------------------------------------------------ ----------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(3) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

--------------- ------------
1 year               $158
--------------- ------------
3 years              $490
--------------- ------------
5 years              $845
--------------- ------------
10 years           $1,845
--------------- ------------


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) Reflects a new management fee which became effective on April 1, 1999.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

Delaware U.S. Growth Fund seeks to maximize capital appreciation. We invest primarily in common stocks and though we have the flexibility to invest in companies of all sizes, we generally focus on medium and large-sized companies. Our goal is to own companies with the potential to grow earnings faster than the U.S. economy in general. We look for companies that have:

[ ]   low dividend yields;
[ ]   strong balance sheets; and
[ ]   high expected earnings growth rates relative to their industry.

There are a number of catalysts that might increase a company's potential for accelerated earnings growth. Our disciplined, research-intensive selection process is designed to identify earnings catalysts such as:

[ ]   management changes;
[ ]   new products;
[ ]   structural changes in the economy; or
[ ]   corporate restructurings and turnaround situations.

We maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because our objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration for us.

Delaware U.S. Growth Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in

Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

------------------------------------------------------- ----------------------------------------------------------------------------
                 Securities                                                           How we use them
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Common stocks: Securities that represent shares            Generally, we invest 85% to 100% of the Fund's net assets in common stock
of ownership in a corporation. Stockholders                of companies that we think have appreciation potential. We may invest in
participate in the corporation's profits and               companies of all sizes, but typically focus on medium and large-size
losses, proportionate to the number of shares              companies.
they own.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign securities and American Depositary                 The Fund may invest up to 20% of its assets in securities of foreign
Receipts: Securities of foreign entities issued            issuers. Such foreign securities may be traded on a foreign exchange, or
directly or, in the case of American Depositary            they may be in the form of American Depositary Receipts (ADRs). Direct
Receipts (ADRs), through a U.S. bank. ADRs                 ownership of foreign securities will typically not be a significant part
represent a bank's holding of a stated number              of our strategy. We may, however own ADRs when we think they offer
of shares of a foreign corporation. An ADR                 greater appreciation potential than domestic stocks.
entitles the holder to all dividends and
capital gains earned by the underlying foreign
shares. ADRs are bought and sold in the same
way as U.S. securities.
------------------------------------------------------- ----------------------------------------------------------------------------
Repurchase agreements: An agreement between a              Typically, we use repurchase agreements as a short-term investment for
buyer, such as the Fund, and a seller of                   agreements, the Fund must have collateral of at least 102% of the
securities in the Fund's cash position. In                 repurchase price. The Fund would only enter into repurchase agreements in
order to enter into these repurchase which the             which the collateral is composed of U.S. government securities.
seller agrees to buy the securities back within
a specified time at the same price the buyer
paid for them, plus an amount equal to an
agreed upon interest rate. Repurchase
agreements are often viewed as equivalent to
cash.
------------------------------------------------------- ----------------------------------------------------------------------------
Restricted securities: Privately placed                    We may invest in privately placed securities that are eligible for resale
securities whose resale is restricted under                only among certain institutional buyers without registration, including
securities law.                                            Rule 144A Securities. Restricted securities that are determined to be illiquid may not exceed the Fund's 10% limit on illiquid securities, which is described below.
------------------------------------------------------- ----------------------------------------------------------------------------
Illiquid securities: Securities that do not                We may invest up to 10% of net assets in illiquid securities.
have a ready market, and cannot be easily sold
within seven days at approximately the price
that a fund has valued them.
------------------------------------------------------- ----------------------------------------------------------------------------
Fixed-income securities: Securities that may               We may invest up to 35% of the Fund's assets in debt securities, bonds,
include debt securities, bonds, convertible                convertible bonds, preferred stocks and convertible preferred stocks. We
bonds, as well as, non-investment grade                    may also invest up to 10% of this portion in non-investment grade bonds
fixed-income securities.                                   if we believe that doing so would help us to meet the Fund's objective.
------------------------------------------------------- ----------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------------
                 Securities                                                           How we use them
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
------------------------------------------------------- ----------------------------------------------------------------------------
Options and Futures: Options represent a right to          If we have stocks that appreciated in price, we may want to protect
buy or sell a security or group of securities at           those gains when we anticipate adverse conditions. We might use options
an agreed upon price at a future date. The                 or futures to neutralize the effect of any price declines, without
purchaser of an option may or may not choose to go         selling the security. We might also use options or futures to gain
through with the transaction.                              exposure to a particular market segment without purchasing individual securities in that segment. We might use this approach if we had excess
Writing a covered call option on a security                cash that we wanted to invest quickly.
obligates the owner of the security to sell it at
an agreed upon price on an agreed upon date
(usually no more than nine months in the future.)
The owner of the security receives a premium
payment from the purchaser of the call, but if the         We might use covered call options if we believe that doing so would
security appreciates to a price greater than the           help the Fund to meet its investment objective.
agreed upon selling price, the fund would lose out
on those gains.

Futures contracts are agreements for the purchase
or sale of securities at a specified price, on a
specified date. Unlike an option, a futures
contract must be executed unless it is sold before
the settlement date.                                       Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.

------------------------------------------------------- ----------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock and U.S. government securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above. You can find additional information about the investments in the Fund's portfolio in the annual or semi-annual shareholder report.

Lending securities The Fund may lend up to one-third of its assets to qualified dealers and institutional investors for their use in security transactions.

Borrowing from banks The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. To the extent that it does so, the Fund may be unable to meet its investment objective.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover can result in increased transaction costs and tax liability.

Temporary defensive positions For temporary defensive purposes, we may invest up to 100% of the Fund's assets in money market instruments when the manager or sub-adviser determines that market conditions warrant. We may also hold a portion of the Fund's assets in cash for liquidity purposes. To the extent that we do so, the Fund may be unable to meet its investment objective.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. An investment in the Fund typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.

------------------------------------------------------- ----------------------------------------------------------------------------
                 Risks                                                         How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------------
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Market risk is the risk that all or a majority             We maintain a long-term investment approach and focus on stocks we
of the securities in a certain market -- like              believe can appreciate over an extended time frame regardless of interim
the stock or bond market -- will decline in                market fluctuations. We do not try to predict overall stock market
value because of factors such as economic                  movements and do not generally trade for short-term purposes.
conditions, future expectations or investor
confidence.
                                                           We may hold a substantial part of the Fund's assets in cash or cash equivalents as a temporary, defensive strategy.
------------------------------------------------------- ----------------------------------------------------------------------------
Industry and security risk is the risk that the            We limit the amount of Delaware U.S. Growth Fund's assets invested in any
value of securities in a particular industry or            one industry and in any individual security.
the value of an individual stock or bond will
decline because of changing expectations for
the performance of that industry or for the
individual company issuing the stock or bond.
------------------------------------------------------- ----------------------------------------------------------------------------
Foreign risk is the risk that foreign                      We are permitted to invest up to 20% of the Fund's portfolio in foreign
securities may be adversely affected by                    securities. When we do purchase foreign securities, they are generally
political instability, changes in currency                 American Depositary Receipts which are denominated in U.S. dollars and
exchange rates, foreign economic conditions or             traded on U.S. stock exchanges.
inadequate regulatory and accounting standards.
------------------------------------------------------- ----------------------------------------------------------------------------

Liquidity risk is the possibility that                     We limit exposure to illiquid securities.
securities cannot be readily sold within seven days
at approximately the price that a fund has
valued them.

------------------------------------------------------- ----------------------------------------------------------------------------

------------------------------------------------------- ----------------------------------------------------------------------------
                 Risks                                                         How we strive to manage them
------------------------------------------------------- ----------------------------------------------------------------------------
                                                                                 Delaware U.S. Growth Fund
------------------------------------------------------- ----------------------------------------------------------------------------
Credit risk is the possibility that a bond's               Fixed-income securities are not typically a significant component of our
issuer (or an entity that insures the bond)                strategy. However, when we do invest in fixed-income securities, we will
will be unable to make timely payments of                  not hold more than 10% of net assets in high-yield, non-investment grade
interest and principal. Bonds rated below                  bonds. This limitation, combined with our careful, credit-oriented bond
investment grade are particularly subject to               selection and our commitment to hold a diversified selection of
this risk.                                                 high-yield bonds are designed to manage this risk.
------------------------------------------------------- ----------------------------------------------------------------------------
Futures and options risk is the possibility                We will not use futures and options for speculative reasons. We may use
that a fund may experience a loss if it employs            options and futures to protect gains in the portfolio without actually
an options or futures strategy related to a                selling a security. We may also use options and futures to quickly invest
security or a market index and that security or            excess cash so that the portfolio is generally fully invested.
index moves in the opposite direction from what
the manager anticipated.Futures and options also
involve additional expenses, which could reduce
any benefit or increase any loss that a fund
gains from using the strategy.
------------------------------------------------------- ----------------------------------------------------------------------------

Who manages the Fund

Investment manager and sub-adviser
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Lynch & Mayer, Inc. is the Fund's sub-adviser. As sub-adviser, Lynch & Mayer is responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Fund's affairs and has ultimate responsibility for all investment advisory services for the Fund. Delaware Management Company also supervises the sub-adviser's performance. For their services to the Fund, the manager and sub-adviser were paid an aggregate fee of 0.66% of average daily net assets for the last fiscal year.


Portfolio managers
Frank Houghton and Rufus Winton have primary responsibility for making investment decisions for Delaware U.S. Growth Fund.

Frank Houghton, President and Portfolio Manager, joined Lynch & Mayer in 1990. Prior to joining Lynch & Mayer, Mr. Houghton was Chairman of BMI Capital from 1984 to 1990, a Portfolio Manager at Neuberger & Berman from 1977 to 1984 and a Partner at Oppenheimer & Co., Inc. from 1969-1977. Mr. Houghton received a BBA from Manhattan College and attended New York University Graduate School of Business Administration.

Rufus Winton, Senior Vice President and Equity Analyst, joined Lynch & Mayer in 1993. Prior to joining Lynch & Mayer, Mr. Winton was a Planning Analyst at Northwest Airlines, Inc., Director of Business Development at Postal Automation Inc. and a Manager in Mortgage-Backed Securities Sales at Citicorp Investment Bank. He received a BA in Economics from Connecticut College in 1982 and an MBA from Kellogg Graduate School of Management in 1991, where he was an Amoco Scholar.

Who's who?
This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS

                                        Board of Trustees
Investment manager                          The Fund              Custodian
Delaware Management Company                                       The Chase Manhattan Bank
One Commerce Square                                               4 Chase Metrotech Center
Philadelphia, PA 19103                                            Brooklyn, NY 11245

Sub-adviser
Lynch & Mayer, Inc.
350 Park Avenue
New York, NY 10022

Portfolio managers               Distributor                      Service agent
(see page __ for details)        Delaware Distributors, L.P.      Delaware Service Company, Inc.
                                 1818 Market Street               1818 Market Street
                                 Philadelphia, PA 19103           Philadelphia, PA 19103

                                          Shareholders

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Fund
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail


You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.


[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE

By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes

Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Fund. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Investments by fund of funds

The Fund accepts investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on both the Fund and Foundation Funds as a result of these transactions.

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information for the years ended October 31, 1999, 1998 and 1997 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. The information for the fiscal periods ending on or before October 31, 1996 have been audited by the Fund's previous independent auditors.


------------------------------------------------------------- --------------------------------------------------------------
                                                                                   Institutional Class Shares
                                                                                        Year Ended 10/31
------------------------------------------------------------- --------------------------------------------------------------
 U.S. Growth Fund                                                   1999(3)       1998(3)    1997(3)    1996(4)     1995
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Net asset value, beginning of period                               $11.750       $16.860    $13.940     $12.500    $10.230
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Income (loss) from investment operations
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net investment loss                                              (0.118)       (0.027)    (0.010)     (0.050)    (0.050)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net realized and unrealized gain on investments                   4.078         1.287      4.290       1.490      2.320
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Total from investment operations                                  3.960         1.260      4.280       1.440      2.270
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Less dividends and distributions
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Dividends from net investment income                               none          none       none        none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Distributions from net realized gain on investments                none        (6.370)    (1.360)       none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Total dividends and distributions                                  none        (6.370)    (1.360)       none       none
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Net asset value, end of period                                     $15.710       $11.750    $16.860     $13.940    $12.500
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Total return(1)                                                     33.79%        10.80%     33.57%      11.52%(2)  22.19%(2)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
Ratios and supplemental data
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Net assets, end of period (000 omitted)                         $52,769       $28,606    $18,455     $10,003     $4,819
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of expenses to average net assets                           1.56%         1.19%      1.14%       1.48%      1.50%
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of expenses to average net assets prior to                    N/A           N/A        N/A       1.56%      1.83%
   expense limitations and expenses paid indirectly
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of net investment loss to average net assets               (0.82%)       (0.22%)    (0.08%)     (0.45%)    (0.59%)
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Ratio of net investment loss to average net assets                  N/A           N/A        N/A      (0.53%)    (0.92%)
   prior to expense limitation and expenses paid indirectly
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------
   Portfolio turnover                                                 132%          135%       144%        131%        58%
------------------------------------------------------------- ----------------- ---------- ---------- ----------- ----------


(1) Total Investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions.

(2)  Total return reflects voluntary expense caps.

(3) The average shares outstanding method has been applied for per share information.

(4) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.

How to read the financial highlights

Net investment income (loss)
Net investment loss includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders is listed under "Less distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

begin glossary

How to use this glossary
The glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates. Generally, when interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment, used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining a fund's portfolio of securities and distributing its shares. They are paid from a fund's assets before any earnings are distributed to shareholders.

Fixed-income securities
With fixed-income securities, the money you originally invest is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities issued by U.S. government or its agencies. They include Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

NASD Regulation, Inc. (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

Price-to-earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

S&P 500 Composite Stock Price Index
The Standard & Poor's 500 Composite Stock Price Index; an unmanaged index of 500 widely held common stocks that is often used to represent performance of the U.S. stock market.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Stock
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as "equities."

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility

The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments. Delaware U.S. Growth Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in the Fund, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site

www.delawareinvestments.com
---------------------------

E-mail
service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone service.

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London

Registrant's Investment Company Act file number: 811-7972


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Delaware U.S. Growth Fund Symbols                      CUSIP       NASDAQ
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                  Institutional Class                245917802      DEUIX
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